QUARTERLY REPORT
                                 JUNE 30, 1997

                                   FIDUCIARY
                                 CAPITAL GROWTH
                                   FUND, INC.

                                   A NO-LOAD
                                  MUTUAL FUND

                                   FIDUCIARY
                                 CAPITAL GROWTH
                                   FUND, INC.
                                                                  July 22, 1997
Dear Fellow Shareholder:

  The market advanced sharply in the second quarter as investors reacted both to better than expected first quarter earnings and evidence suggesting slower economic growth, which took the pressure off the Fed to raise rates. Following a substantial divergence between the broader market and the S&P 500 in the first quarter, all segments participated in the advance in the June quarter. Nonetheless, the stock market remains very narrow, with the large capitalization issues still heavily favored by investors. The big cap stocks have hardly been touched by corrections; less than 3% of large cap stocks are down more than 30% from their twelve month highs, while 41% of small cap stocks are down over 30%. We are pleased with the solid gains in the portfolios, especially considering our universe has not been the favored class of stocks. For the quarter ended June 30, Fiduciary Capital Growth Fund increased 14.1%. The latest run in this bull market has rendered nearly every valuation measurement obsolete, but only if one is looking at the very largest stocks. The small to mid-cap universe continues to provide viable, reasonably valued investment ideas.

THE ECONOMY

  Following an extremely strong first quarter real GDP growth of 5.9%, the second quarter appears much more subdued. Time will tell whether this is, in essence, a payback from the outsized gains of the first quarter, or the first signs of a slowdown. The continuous flow of economic statistics is sending erratic signals. The constants over recent quarters have been strong job growth and low inflation. The economy has apparently been doing a wonderful tightrope act labeled "Growth Without Inflation." Other popular monikers are "The Goldilocks Economy," i.e. not too hot, not too cold, and simply, "Perfect." The obvious risk to the market is that the economy falls off the tightrope, either to the side of inflation, or to a downturn. While it is certainly possible that this apparent nirvana will continue, history suggests a few bumps in the road are likely.

  The "too hot" thesis would seem logical this late in the cycle, with a 30 year low in the unemployment rate and relatively strong economic growth. The apparent lack of wage pressure is an anomaly. The government's wage survey, however, only measures a sample of hourly workers in the manufacturing sector, so it is certainly plausible that the official measurement is unrepresentative. There have been huge increases in both management compensation and stock options, which are effectively wage increases, but neither of these show up in the statistics. We are not sure where the wage situation stands, but investors seem to be increasingly confident that inflation can remain subdued.

  The "too cold" argument is born out of the highly indebted consumer balance sheet (see Chart 1). After many years of borrowing and spending at a greater rate than income growth, the consumer is not positioned to further drive the economy. The second quarter showed some evidence that the consumer is pulling in his horns. Retail spending slowed and consumer bankruptcies hit an all time high (see Chart 2). Banks and credit card companies have begun to reign in their expansion, as defaults escalate.


CHART 1
CONSUMER INSTALLMENT DEBT AS A PERCENT OF D.P.I.

Dec 61      15.81557    Jan 70  18.25001    Jan 78   16.9867    Jan 86  18.83731    Jan 94  17.58936
Jan 62      15.88041    Feb 70  18.20998    Feb 78  17.00083    Feb 86  18.93401    Feb 94  17.44526
Feb 62      15.89376    Mar 70  18.10284    Mar 78   17.0145    Mar 86  18.95088    Mar 94  17.58565
Mar 62      15.88068    Apr 70  17.65417    Apr 78  17.01387    Apr 86  19.08521    Apr 94  17.74212
Apr 62      15.96684    May 70   17.7226    May 78  17.17254    May 86  19.18799    May 94  17.66458
May 62      16.13744    Jun 70   17.8434    Jun 78  17.39966    Jun 86  19.23166    Jun 94  17.84622
Jun 62      16.21334    Jul 70  17.37518    Jul 78  17.43567    Jul 86  19.22897    Jul 94  17.93779
Jul 62      16.22411    Aug 70  17.31818    Aug 78  17.50718    Aug 86  19.25918    Aug 94  18.14397
Aug 62      16.34956    Sep 70  17.29207    Sep 78  17.55941    Sep 86  19.37983    Sep 94  18.27231
Sep 62      16.37878    Oct 70  17.31763    Oct 78  17.50572    Oct 86  19.67857    Oct 94  18.38941
Oct 62      16.46013    Nov 70  17.24862    Nov 78  17.62768    Nov 86  19.64639    Nov 94  18.56544
Nov 62      16.54921    Dec 70  17.18937    Dec 78  17.61984     Dec86  19.65076     Dec94  18.68416
Dec 62      16.59515    Jan 71  17.27643    Jan 79  17.66587    Jan 87  19.40917    Jan 95  18.73165
Jan 63      16.56674    Feb 71  17.33085    Feb 79  17.73666    Feb 87  19.23723    Feb 95  18.82094
Feb 63       16.8745    Mar 71  17.27638    Mar 79  17.74418    Mar 87  19.17949    Mar 95  19.05115
Mar 63      16.98448    Apr 71   17.2923    Apr 79  17.89059    Apr 87  19.99405    Apr 95  19.31928
Apr 63      17.05653    May 71  17.25403    May 79  17.95731    May 87  19.19859    May 95   19.4138
May 63      17.10951    Jun 71  16.94098    Jun 79  17.98799    Jun 87  19.24335    Jun 95  19.55045
Jun 63      17.07648    Jul 71  16.82263    Jul 79   17.8939    Jul 87  19.37629    Jul 95  19.65153
Jul 63       17.2221    Aug 71  16.85431    Aug 79  17.95412    Aug 87  19.35205    Aug 95   19.8514
Aug 63      17.34363    Sep 71  16.95913    Sep 79  18.02358    Sep 87  19.33877    Sep 95  20.02361
Sep 63      17.37271    Oct 71  17.04673    Oct 79  18.03316    Oct 87  19.21434    Oct 95  20.06395
Oct 63      17.41939    Nov 71   17.1685    Nov 79  18.03031    Nov 87  19.21039    Nov 95   20.1936
Nov 63      17.49542    Dec 71  17.13294    Dec 79   17.7374    Dec 87  19.11923    Dec 95  20.23067
Dec 63      17.54306    Jan 72  17.17254    Jan 80  17.33335    Jan 88    19.159    Jan 96   20.3808
Jan 64      17.65005    Feb 72  17.06934    Feb 80  17.32184    Feb 88  19.09329    Feb 96    20.455
Feb 64      17.70648    Mar 72   17.2272    Mar 80  17.28751    Mar 88  19.14445    Mar 96  20.60021
Mar 64      17.58671    Apr 72  17.25991    Apr 80  17.19658    Apr 88  19.32228    Apr 96  20.86432
Apr 64      17.61952    May 72  17.28367    May 80  17.01758    May 88  19.26991    May 96  20.69046
May 64      17.74488    Jun 72  17.61235    Jun 80  16.78476    Jun 88  19.19152    Jun 96  20.64706
Jun 64       17.7664    Jul 72  17.36901    Jul 80  16.51414    Jul 88  19.13024    Jul 96  20.88269
Jul 64      17.84325    Aug 72  17.32295    Aug 80  16.42198    Aug 88  19.19378    Aug 96  20.91457
Aug 64      17.88859    Sep 72  17.34884    Sep 80  16.23374    Sep 88  19.15025    Sep 96  20.82037
Sep 64      17.98937    Oct 72   17.1473    Oct 80  16.01611    Oct 88  19.12307    Oct 96  20.93578
Oct 64      18.08381    Nov 72  17.07927    Nov 80  15.86961    Nov 88  19.16444    Nov 96   20.8928
Nov 64      18.06599    Dec 72  17.16613    Dec 80  15.76591    Dec 88  19.32489    Dec 96  20.80667
Dec 64      18.07462    Jan 73  17.39786    Jan 81  15.61712    Jan 89  19.53035    Jan 97  20.93735
Jan 65      18.29007    Feb 73  17.39573    Feb 81  15.53814    Feb 89  19.39622    Feb 97  20.91745
Feb 65      18.52609    Mar 73  17.38498    Mar 81  15.54175    Mar 89    10.886    Mar 97  20.86465
Mar 65      18.57725    Apr 73  17.40841    Apr 81  15.63873    Apr 89  19.56604    Apr 97  20.97911
Apr 65       18.7162    May 73  17.44909    May 81  15.64337    May 89  19.55907
May 65      18.64769    Jun 73  17.49738    Jun 81  15.58632    Jun 89  19.49904
Jun 65      18.73511    Jul 73  17.58966    Jul 81  15.28554    Jul 89  19.52562
Jul 65       18.7008    Aug 73  17.58977    Aug 81  15.17556    Aug 89  19.56416
Aug 65      18.73328    Sep 73  17.49166    Sep 81  15.28796    Sep 89  19.63169
Sep 65      18.37535    Oct 73  17.36394    Oct 81  15.22067    Oct 89  19.58082
Oct 65      18.59475    Nov 73  17.32987    Nov 81  15.23095    Nov 89  19.49976
Nov 65       18.5592    Dec 73  17.31086    Dec 81  15.25457    Dec 89  19.53046
Dec 65      18.53514    Jan 74  17.40051    Jan 82  15.26189    Jan 90  19.32326
Jan 66      18.72161    Feb 74  17.47885    Feb 82  15.19742    Feb 90   19.2171
Feb 66      18.74865    Mar 74  17.48651    Mar 82  15.20208    Mar 90   19.1357
Mar 66      18.74928    Apr 74   17.5219    Apr 82  15.01966    Apr 90  18.99143
Apr 66      18.80438    May 74  17.45586    May 82  15.02817    May 90  18.82404
May 66      18.84519    Jun 74  17.39457    Jun 82  15.08781    Jun 90  19.01057
Jun 66        18.786    Jul 74  17.24155    Jul 82  14.92952    Jul 90  18.92158
Jul 66      18.72391    Aug 74  17.23132    Aug 82  14.93332    Aug 90  18.92611
Aug 66      18.65383    Sep 74   17.1449    Sep 82  14.95811    Sep 90  18.81631
Sep 66      18.51083    Oct 74   17.0019    Oct 82  14.86351    Oct 90  18.88146
Oct 66      18.44848    Nov 74   17.0222    Nov 82  14.84903    Nov 90  18.83933
Nov 66      18.42111    Dec 74  16.91515    Dec 82  14.95421    Dec 90  18.64387
Dec 66      18.45883    Jan 75  16.88331    Jan 83  14.91621    Jan 91  18.56801
Jan 67      18.34264    Feb 75  16.85034    Feb 83  14.86413    Feb 91  18.52801
Feb 67      18.35866    Mar 75  16.77163    Mar 83  14.95652    Mar 91  18.46851
Mar 67      18.22932    Apr 75  16.35972    Apr 83  14.91256    Apr 91  18.35551
Apr 67      18.21883    May 75  15.37162    May 83  14.86429    May 91  18.25904
May 67      18.18123    Jun 75  15.82411    Jun 83  15.01897    Jun 91  18.08541
Jun 67      18.15486    Jul 75  16.03463    Jul 83  14.94484    Jul 91  18.08205
Jul 67      18.11091    Aug 75  15.90089    Aug 83  15.13528    Aug 91  17.98037
Aug 67      18.10003    Sep 75  15.85908    Sep 83  15.11243    Sep 91  17.85871
Sep 67      18.15273    Oct 75  15.77783    Oct 83  15.18194    Oct 91    17.801
Oct 67      18.15031    Nov 75  15.78895    Nov 83  15.27329    Nov 91  17.66669
Nov 67      18.14646    Dec 75   15.8831    Dec 83  15.41171    Dec 91  17.49604
Dec 67      18.03817    Jan 76  15.82976    Jan 84  15.37003    Jan 92  17.39044
Jan 68      17.91257    Feb 76  15.80259    Feb 84  15.47367    Feb 92  17.24365
Feb 68      17.80411    Mar 76  15.86912    Mar 84  15.55777    Mar 92  17.16698
Mar 68      17.78854    Apr 76  15.96469    Apr 84  15.56549     pr 92  17.03144
Apr 68      17.79595    May 76  15.94608    May 84  15.67128    May 92  16.93991
May 68      17.76406    Jun 76  15.99428    Jun 84  16.02061    Jun 92  16.86177
Jun 68      17.75012    Jul 76  15.94137    Jul 84  16.12028    Jul 92  16.86922
Jul 68      17.93838    Aug 76  15.92368    Aug 84  16.18278    Aug 92  16.96686
Aug 68      17.96996    Sep 76  16.00442    Sep 84  16.19222    Sep 92  16.79898
Sep 68      18.08136    Oct 76   16.1329    Oct 84  16.48117    Oct 92  16.66797
Oct 68      18.15537    Nov 76  16.12046    Nov 84  16.55873    Nov 92  16.62274
Nov 68      18.20647    Dec 76  16.19101    Dec 84  16.74649    Dec 92  16.13396
Dec 68      18.29339    Jan 77  16.14707    Jan 85  16.74752    Jan 93  16.81134
Jan 69      18.41787    Feb 77  16.41608    Feb 85  17.10342    Feb 93  16.85588
Feb 69      18.59483    Mar 77  16.39099    Mar 85  17.49553    Mar 93   16.8625
Mar 69      18.57266    Apr 77  16.49708    Apr 85  17.37172    Apr 93  16.75126
Apr 69      18.64707    May 77  16.61336    May 85  17.13732    May 93   16.6643
May 69       18.5099    Jun 77  16.66902    Jun 85  18.29801    Jun 93  16.75141
Jun 69      18.43407    Jul 77  16.66039    Jul 85  18.41053    Jul 93  16.86281
Jul 69      18.38055    Aug 77  16.72447    Aug 85  18.82221    Aug 93  16.85656
Aug 69      18.31833    Sep 77  16.76317    Sep 85  18.71875    Sep 93  16.97102
Sep 69      18.33381    Oct 77   16.8754    Oct 85  18.70764    Oct 93  17.06798
Oct 69      18.30527    Nov 77  16.90654    Nov 85  18.82125    Nov 93  17.14105
Nov 69      18.30846    Dec 77  16.83712    Dec 85   18.7896    Dec 93  16.93422
Dec 69      18.25445

Sources: Bureau of Economic Analysis; Federal Reserve Board
Crandall, Pierce & Company
Shaded areas represent recessionary period.


CHART 2
NET CREDIT CARD CHARGE-OFF RATES
AND PERSONAL BANKRUPTCY FILINGS
1985 - 1st Quarter 1997

         Credit Card          Bankruptcy
         Charge-Offs             Filings

Mar 85        0.0198             285,597
Jun 85        0.0231             297,885
Sep 85        0.0265             314,411
Dec 85        0.0295             341,233
Mar 86        0.0321             371,434
Jun 86        0.0328             401,575
Sep 86        0.0335             429,885
Dec 86        0.0338             449,713
Mar 87        0.0346             465,203
Jun 87        0.0337             473,508
Sep 87        0.0309             481,339
Dec 87        0.0326             492,544
Mar 88        0.0318             507,678
Jun 88        0.0322             523,234
Sep 88        0.0312             537,927
Dec 88        0.0317             549,733
Mar 89         0.031             560,732
Jun 89        0.0321             580,442
Sep 89        0.0301             594,577
Dec 89        0.0328             616,766
Mar 90        0.0308             638,749
Jun 90        0.0334             660,737
Sep 90         0.035             685,392
Dec 90        0.0386             717,860
Mar 91        0.0416             764,079
Jun 91        0.0472             811,989
Sep 91        0.0479             848,812
Dec 91        0.0463             872,100
Mar 92        0.0484             893,160
Jun 92        0.0497             897,964
Sep 92        0.0431             903,811
Dec 92        0.0457             898,783
Mar 93        0.0403             871,061
Jun 93        0.0402             851,386
Sep 93        0.0359             831,694
Dec 93        0.0342             812,199
Mar 94        0.0325             798,635
Jun 94        0.0307             788,249
Sep 94        0.0293             783,228
Dec 94          0.03             780,306
Mar 95        0.0289             767,102
Jun 95        0.0333             806,382
Sep 95        0.0358             832,229
Dec 95        0.0398             874,137
Mar 96        0.0418             927,395
Jun 96        0.0448             988,479
Sep 96        0.0441           1,057,645
Dec 96        0.0472           1,124,286
Mar 97        0.0493           1,192,767

Note: The year ending 1st Quarter 1997 produced a record, 1,192,767 personal bankruptcies.
Net Credit Card Charge-Off Rates are credit card loans charged off (removed from the balance sheet due to uncollectibility), less amounts recovered that were previously charged off, as a percent of total credit card loans outstanding.
Sources: Federal Deposit Insurance Corporation; Administrative Office of the United States Courts; Commercial Bank Call Reports; Crandall, Pierce & Company The information presented herein was compiled from sources believed to be reliable. It is intended for illustrative purposes only, and is furnished without responsibility for completeness or accuracy. Past performance does not guarantee future results.
Copyright (c) 1997 CRANDALL, PIERCE & COMPANY   All rights reserved   14047 West
Petronella Drive #103   Libertyville, Illinois 60048   1-800-272-6355
Internet: www.crandallpierce.com

  While it is certainly possible the Fed could eventually raise rates in response to the too-hot scenario, we think this will be short-lived; the longer term case seems to point to a weaker economy.

CORPORATE EARNINGS

  Over the long term stock prices have tracked the earnings growth of the underlying companies. In the case of the S&P 500, earnings have grown at about 6% a year over the past 50 years, but in the short run, earnings cycles can be very pronounced. From the prior earnings peak in the second quarter of 1989, earnings have grown at 8.8% per year, reflecting sales growth of about 6%, and profit margin expansion to record levels. However, since the most recent trough in earnings in 1991, the S&P 500 earnings have grown at a dramatic 19% per year. This growth has been the driving force in the strong rise in the S&P 500 Index. During the same period the top line revenue growth for the S&P 500 has been 7%, just slightly higher than its long term average. The difference, obviously, has been rapid margin expansion, resulting from the cyclical rebound in earnings from the 1991 recession and the benefits from corporate restructurings, write-offs and share repurchases.

  The major gains from restructuring appear to be behind the largest companies. Operating profit margins have generally flattened-out since the third quarter of 1995. Since that time, S&P 500 earnings have grown at just under 9% a year, less than half the annualized increase since the earnings trough in 1991. Earnings have been growing about one and one-half times the rate of corporate cash flow and about three times the rate of sales over the past five years, and as we have often said in the past, that is an unsustainable situation; ultimately these three numbers grow at approximately the same rate.

THE STOCK MARKET

  Second quarter returns were fantastic across the board, yet few managers exceeded the S&P 500 Index. The S&P 500 is up 100% in the past ten quarters, while earnings have increased just 30%. This divergence between Main Street earnings and Wall Street returns is staggering, yet the public and the pundits appear convinced it will continue. We have reexamined the large capitalization thesis in an effort to better understand our own universe of investments, as well as to put this bull market into context.

  Large cap stocks have outperformed for several reasons; some fundamental, some psychological and technical. On the fundamental front, the big companies have benefited more from the corporate restructurings mentioned above. They have also done a better job overseas, especially taking advantage of a weak dollar and poor performance from Japanese and Western European competitors. Big companies have flexed their muscles against smaller companies, pressuring them to lower prices in order to maintain their own margins. EVA and other capital optimizing techniques have resulted in relatively large share repurchases for big companies, which have also helped earnings per share.

  From the psychological and technical perspective, we have seen a massive movement of money into equity mutual funds, with index funds especially popular. The money has had to be put to work quickly, therefore the liquid issues have benefited the most. With performance concerns paramount, mutual fund managers have tended to mimic or shadow the S&P 500. The public sees the big visible stocks working and they put their money in the same names, too. The whole scenario has become a self-fulfilling prophesy. The result, of course, is companies such as Coca-Cola, a 12-13% grower when you strip away the flak, selling at 45 times estimated earnings; or General Electric, a 10-12% grower, selling at 27 times estimated earnings. These two stocks' historical multiples have averaged 20 and 15 times, respectively. The market value of all US stocks is expected to exceed 130% of GDP, far and away a record high (see Chart 3).


CHART 3
THE MARKET VALUE OF EQUITIES
As A Percent of Gross Domestic Product

Dec 24       0.31963    Jan 39   0.64042    Jan 54   0.38273    Jan 68   0.77274    Jan 82   0.42656    Jan 96   1.03656
Jan 25       0.30028    Feb 39   0.65856    Feb 54   0.38725    Feb 68    0.7502    Feb 82   0.40484    Feb 96   1.04833
Feb 25       0.30278    Mar 39   0.55548    Mar 54   0.39891    Mar 68   0.74142    Mar 82   0.38338    Mar 96   1.04074
Mar 25       0.28889    Apr 39   0.55279    Apr 54   0.41332    Apr 68   0.80091    Apr 82   0.40843    Apr 96   1.07666
Apr 25       0.29726    May 39    0.5806    May 54   0.42213    May 68   0.81595    May 82   0.39451    May 96    1.1168
May 25        0.3124    Jun 39    0.5564    Jun 54   0.42692    Jun 68   0.80742    Jun 82   0.38151    Jun 96   1.10037
Jun 25       0.31896    Jul 39   0.59727    Jul 54   0.44453    Jul 68   0.79344    Jul 82    0.3739    Jul 96   1.04192
Jul 25       0.32659    Aug 39   0.56344    Aug 54   0.43511    Aug 68   0.80642    Aug 82   0.41094    Aug 96   1.07831
Aug 25         0.329    Sep 39   0.62642    Sep 54   0.45724    Sep 68   0.81969    Sep 82   0.41228    Sep 96   1.12134
Sep 25       0.33433    Oct 39    0.6257    Oct 54   0.45064    Oct 68   0.82849    Oct 82    0.4528    Oct 96   1.13878
Oct 25       0.36234    Nov 39   0.60537    Nov 54   0.48457    Nov 68   0.87367    Nov 82    0.4684    Nov 96   1.21226
Nov 25       0.35908    Dec 39   0.61584    Dec 54   0.50169    Dec 68   0.82755    Dec 82   0.46888    Dec 96   1.18056
Dec 25       0.37045    Jan 40    0.5903    Jan 55    0.5201    Jan 69   0.80934    Jan 83   0.50699    Jan 97   1.24625
Jan 26       0.36267    Feb 40   0.59489    Feb 55   0.53173    Feb 69   0.77119    Feb 83   0.51863    Feb 97    1.2468
Feb 26       0.35602    Mar 40   0.54651    Mar 55   0.52321    Mar 69   0.77415    Mar 83   0.52617    Mar 97   1.17424
Mar 26       0.33269    Apr 40   0.54726    Apr 55   0.53759    Apr 69     0.794    Apr 83   0.56304
Apr 26       0.34492    May 40   0.44623    May 55   0.54131    May 69   0.79624    May 83   0.56534
May 26       0.35104    Jun 40   0.46825    Jun 55   0.55877    Jun 69   0.73671    Jun 83   0.57366
Jun 26       0.36706    Jul 40   0.48028    Jul 55   0.56841    Jul 69   0.69519    Jul 83   0.56093
Jul 26       0.37924    Aug 40   0.48733    Aug 55   0.56782    Aug 69    0.7273    Aug 83   0.56175
Aug 26       0.38283    Sep 40    0.4951    Sep 55   0.55337    Sep 69   0.69889    Sep 83   0.55668
Sep 26       0.38454    Oct 40   0.50678    Oct 55   0.54166    Oct 69   0.73402    Oct 83   0.54264
Oct 26       0.37419    Nov 40   0.49862    Nov 55   0.57089    Nov 69     0.712    Nov 83   0.56022
Nov 26        0.3818    Dec 40   0.49904    Dec 55   0.56576    Dec 69   0.68946    Dec 83   0.53898
                        Jan 41   0.47069
                        Feb 41   0.46198
                        Mar 41   0.37135
                        Apr 41   0.35568
                        May 41   0.35651
                        Jun 41   0.37066
                        Jul 41   0.38681
                        Aug 41   0.38537
                        Sep 41   0.37152
                        Oct 41   0.36631
                        Nov 41   0.35704
                        Dec 41   0.34049
Dec 26       0.39563    Jan 42   0.34786    Jan 56   0.56217    Jan 70    0.6335    Jan 84   0.53409
Jan 27       0.40677    Feb 42   0.34002    Feb 56   0.57957    Feb 70   0.66778    Feb 84   0.51034
Feb 27       0.42114    Mar 42    0.2518    Mar 56   0.60458    Mar 70   0.65776    Mar 84   0.49985
Mar 27       0.42283    Apr 42   0.24316    Apr 56   0.60647    Apr 70   0.59593    Apr 84   0.50169
Apr 27       0.42684    May 42   0.25223    May 56   0.57614    May 70   0.55836    May 84   0.47472
May 27       0.44815    Jun 42   0.25535    Jun 56   0.58389    Jun 70   0.52575    Jun 84   0.46601
Jun 27       0.44219    Jul 42   0.26169    Jul 56   0.60926    Jul 70   0.56524    Jul 84   0.45646
Jul 27       0.47323    Aug 42   0.26434    Aug 56   0.58993    Aug 70   0.58942    Aug 84   0.50447
Aug 27       0.47978    Sep 42   0.26888    Sep 56    0.5574    Sep 70   0.60533    Sep 84   0.49049
Sep 27       0.50168    Oct 42   0.28201    Oct 56   0.56113    Oct 70    0.5962    Oct 84   0.48733
Oct 27       0.48503    Nov 42   0.27983    Nov 56   0.56063    Nov 70   0.62379    Nov 84     0.477
Nov 27       0.51134    Dec 42   0.28872    Dec 56   0.57129    Dec 70   0.66266    Dec 84   0.47737
Dec 27       0.52409    Jan 43   0.31747    Jan 57    0.5424    Jan 71   0.68869    Jan 85   0.51654
Jan 28       0.50665    Feb 43   0.33064    Feb 57   0.53263    Feb 71   0.69846    Feb 85    0.5219
Feb 28       0.49984    Mar 43   0.28108    Mar 57   0.53455    Mar 71   0.71459    Mar 85   0.51056
Mar 28       0.53991    Apr 43   0.28283    Apr 57   0.55537    Apr 71   0.73826    Apr 85     0.509
Apr 28       0.56514    May 43   0.29415    May 57   0.57108    May 71   0.71221    May 85   0.53605
May 28       0.57459    Jun 43   0.29636    Jun 57   0.56193    Jun 71   0.70044    Jun 85   0.53094
Jun 28       0.54567    Jul 43   0.28982    Jul 57   0.56636    Jul 71   0.67724    Jul 85   0.52937
Jul 28        0.5539    Aug 43   0.29048    Aug 57    0.5397    Aug 71   0.69962    Aug 85   0.52466
Aug 28       0.59161    Sep 43   0.29553    Sep 57   0.50516    Sep 71    0.6873    Sep 85   0.49313
Sep 28       0.61167    Oct 43   0.29284    Oct 57   0.48544    Oct 71   0.66003    Oct 85   0.51386
Oct 28       0.62965    Nov 43   0.27733    Nov 57   0.49471    Nov 71   0.65737    Nov 85    0.5444
Nov 28       0.68158    Dec 43   0.26886    Dec 57   0.47959    Dec 71   0.70275    Dec 85   0.55605
Dec 28       0.69565    Jan 44   0.30042    Jan 58   0.51339    Jan 72    0.7201    Jan 86   0.56081
Jan 29       0.68511    Feb 44   0.30091    Feb 58   0.50516    Feb 72   0.74191    Feb 86   0.59965
Feb 29       0.69241    Mar 44   0.27582    Mar 58   0.52042    Mar 72   0.73313    Mar 86   0.61991
Mar 29       0.67216    Apr 44    0.2724    Apr 58   0.53399    Apr 72   0.73322    Apr 86   0.61365
Apr 29        0.7102    May 44   0.28284    May 58   0.54428    May 72   0.75138    May 86   0.64284
May 29       0.68325    Jun 44   0.29242    Jun 58   0.55781    Jun 72   0.71967    Jun 86   0.64279
Jun 29       0.74436    Jul 44   0.28976    Jul 58   0.57868    Jul 72   0.71522    Jul 86   0.60567
Jul 29       0.78583    Aug 44   0.28245    Aug 58   0.58521    Aug 72   0.74121    Aug 86   0.63781
Aug 29       0.86386    Sep 44   0.29179    Sep 58   0.60707    Sep 72    0.7188    Sep 86   0.58685
Sep 29       0.83894    Oct 44    0.2925    Oct 58   0.62165    Oct 72   0.72528    Oct 86   0.61478
Oct 29       0.68132    Nov 44    0.2948    Nov 58    0.6362    Nov 72   0.75041    Nov 86   0.62207
Nov 29       0.61261    Dec 44   0.30054    Dec 58   0.65991    Dec 72   0.74936    Dec 86   0.59609
Dec 29       0.62339    Jan 45   0.32292    Jan 59   0.65746    Jan 73   0.73529    Jan 87   0.66952
Jan 30       0.66483    Feb 45   0.33701    Feb 59   0.66021    Feb 73    0.6997    Feb 87   0.70042
Feb 30       0.68215    Mar 45   0.32143    Mar 59    0.6479    Mar 73   0.67297    Mar 87   0.70939
Mar 30       0.83508    Apr 45   0.33986    Apr 59   0.67103    Apr 73   0.64399    Apr 87   0.69615
Apr 30       0.82661    May 45   0.34404    May 59   0.68105    May 73   0.62795    May 87   0.70173
May 30       0.82348    Jun 45   0.34497    Jun 59   0.66282    Jun 73   0.60547    Jun 87   0.72149
Jun 30       0.70134    Jul 45   0.33872    Jul 59    0.6847    Jul 73   0.63762    Jul 87    0.7528
Jul 30       0.73789    Aug 45   0.35249    Aug 59   0.67461    Aug 73   0.61723    Aug 87   0.77906
Aug 30       0.74337    Sep 45   0.36481    Sep 59   0.63386    Sep 73   0.63322    Sep 87   0.75132
Sep 30       0.66019    Oct 45   0.37599    Oct 59   0.64306    Oct 73    0.6353    Oct 87   0.58216
Oct 30       0.60401    Nov 45   0.39019    Nov 59   0.65095    Nov 73    0.5568    Nov 87   0.53771
Nov 30        0.5852    Dec 45   0.39483    Dec 59   0.65872    Dec 73   0.54978    Dec 87   0.56284
Dec 30       0.53809    Jan 46    0.4105    Jan 60   0.61537    Jan 74   0.54939    Jan 88   0.58781
Jan 31       0.57148    Feb 46   0.39122    Feb 60   0.62171    Feb 74   0.54852    Feb 88   0.61223
Feb 31       0.62629    Mar 46   0.40924    Mar 60   0.60502    Mar 74   0.52514    Mar 88   0.58852
Mar 31       0.69812    Apr 46   0.42276    Apr 60   0.69719    Apr 74   0.50112    Apr 88   0.59424
Apr 31       0.63573    May 46   0.43669    May 60   0.61332    May 74   0.48131    May 88   0.59009
May 31       0.55673    Jun 46    0.4227    Jun 60   0.62079    Jun 74   0.45911    Jun 88   0.60524
Jun 31       0.62064    Jul 46   0.41463    Jul 60   0.60971    Jul 74   0.42679    Jul 88   0.60037
Jul 31       0.58145    Aug 46   0.39314    Aug 60    0.6261    Aug 74   0.39839    Aug 88   0.57908
Aug 31        0.5836    Sep 46   0.35951    Sep 60   0.58676    Sep 74   0.33872    Sep 88   0.58663
Sep 31       0.42313    Oct 46   0.35614    Oct 60   0.58334    Oct 74    0.3929    Oct 88   0.59544
Oct 31       0.44825    Nov 46   0.35446    Nov 60   0.60521    Nov 74   0.37425    Nov 88   0.58338
Nov 31       0.40714    Dec 46   0.36729    Dec 60   0.62885    Dec 74     0.357    Dec 88   0.57572
Dec 31        0.3494    Jan 47   0.36739    Jan 61   0.68292    Jan 75   0.40679    Jan 89   0.61064
Jan 32       0.34526    Feb 47   0.36385    Feb 61   0.70361    Feb 75   0.42799    Feb 89    0.5969
Feb 32       0.36107    Mar 47   0.34777    Mar 61   0.72248    Mar 75   0.43031    Mar 89   0.59444
Mar 32       0.41812    Apr 47   0.33431    Apr 61   0.72798    Apr 75   0.44982    Apr 89   0.62113
Apr 32       0.34674    May 47    0.3305    May 61   0.74391    May 75    0.4725    May 89   0.63893
May 32       0.27644    Jun 47   0.33497    Jun 61   0.72054    Jun 75   0.48693    Jun 89   0.62198
Jun 32       0.26678    Jul 47   0.34696    Jul 61   0.74229    Jul 75   0.45703    Jul 89   0.66611
Jul 32       0.34974    Aug 47   0.34193    Aug 61   0.75789    Aug 75   0.44527    Aug 89   0.67597
Aug 32        0.4741    Sep 47   0.33326    Sep 61   0.73656    Sep 75   0.41986    Sep 89   0.66179
Sep 32       0.45623    Oct 47   0.33896    Oct 61   0.75684    Oct 75   0.44199    Oct 89   0.64298
Oct 32       0.40001    Nov 47   0.33119    Nov 61   0.78553    Nov 75   0.45448    Nov 89   0.65217
Nov 32       0.37985    Dec 47   0.32893    Dec 61   0.77249    Dec 75   0.43816    Dec 89   0.65214
Dec 32       0.38653    Jan 48   0.31878    Jan 62   0.73342    Jan 76   0.54076    Jan 90   0.60439
Jan 33       0.39374    Feb 48    0.3068    Feb 62   0.74851    Feb 76   0.54202    Feb 90   0.60982
Feb 33       0.33619    Mar 48   0.31799    Mar 62   0.72894    Mar 76   0.53865    Mar 90   0.61363
Mar 33       0.35436    Apr 48   0.32799    Apr 62   0.68655    Apr 76   0.53217    Apr 90   0.59685
Apr 33       0.47714    May 48   0.34573    May 62   0.63088    May 76   0.52756    May 90   0.64713
May 33       0.57781    Jun 48   0.33589    Jun 62   0.56968    Jun 76   0.53313    Jun 90   0.63421
Jun 33       0.64677    Jul 48   0.32247    Jul 62   0.60469    Jul 76    0.5311    Jul 90   0.62817
Jul 33       0.58974    Aug 48   0.32172    Aug 62   0.61468    Aug 76   0.53245    Aug 90   0.56885
Aug 33       0.65249    Sep 48   0.30431    Sep 62   0.57614    Sep 76   0.52917    Sep 90   0.52982
Sep 33       0.58238    Oct 48   0.31781    Oct 62    0.5775    Oct 76   0.51868    Oct 90   0.52166
Oct 33        0.5359    Nov 48   0.29241    Nov 62   0.63274    Nov 76     0.519    Nov 90   0.55456
Nov 33       0.57905    Dec 48   0.29264    Dec 62    0.6326    Dec 76   0.53482     Dec90   0.56285
Dec 33       0.58887    Jan 49   0.29522    Jan 63   0.66529    Jan 77   0.51239    Jan 91   0.59749
Jan 34       0.66486    Feb 49   0.26724    Feb 63    0.6501    Feb 77   0.60104    Feb 91   0.63035
Feb 34       0.65227    Mar 49   0.29271    Mar 63   0.66233    Mar 77   0.48615    Mar 91   0.64348
Mar 34        0.5569    Apr 49   0.28891    Apr 63   0.69215    Apr 77   0.48863    Apr 91   0.64841
Apr 34       0.55284    May 49   0.28033    May 63   0.70281    May 77   0.48268    May 91   0.67373
May 34       0.51315    Jun 49   0.27981    Jun 63   0.68305    Jun 77   0.49093    Jun 91   0.64011
Jun 34       0.52261    Jul 49   0.29216    Jul 63   0.68174    Jul 77    0.4842    Jul 91    0.6731
Jul 34       0.46665    Aug 49   0.29726    Aug 63   0.71304    Aug 77   0.47489    Aug 91   0.69012
Aug 34       0.49496    Sep 49   0.30651    Sep 63   0.69534    Sep 77   0.46077    Sep 91   0.67750
Sep 34       0.49043    Oct 49   0.31366    Oct 63   0.71346    Oct 77   0.44316    Oct 91   0.69281
Oct 34       0.47972    Nov 49   0.31567    Nov 63   0.70417    Nov 77   0.45843    Nov 91   0.66847
Nov 34       0.51423    Dec 49   0.33029    Dec 63   0.70853    Dec 77   0.44748    Dec 91   0.73447
Dec 34       0.51493    Jan 50   0.34288    Jan 64   0.73005    Jan 78   0.42689    Jan 92   0.73251
Jan 35       0.50062    Feb 50   0.34549    Feb 64   0.73961    Feb 78    0.4205    Feb 92   0.74397
Feb 35       0.48832    Mar 50   0.34689    Mar 64   0.73905    Mar 78   0.42141    Mar 92   0.71904
Mar 35        0.4232    Apr 50   0.35779    Apr 64   0.74688    Apr 78    0.4517    Apr 92    0.7305
Apr 35       0.45894    May 50   0.36971    May 64   0.75626    May 78   0.45635    May 92   0.73846
May 35       0.47262    Jun 50   0.34527    Jun 64   0.75378    Jun 78   0.43702    Jun 92   0.71265
Jun 35       0.49558    Jul 50   0.35019    Jul 64   0.76865    Jul 78   0.45889    Jul 92    0.7417
Jul 35       0.53233    Aug 50   0.36135    Aug 64   0.75863    Aug 78    0.4731    Aug 92   0.72817
Aug 35       0.54447    Sep 50   0.36306    Sep 64   0.76672    Sep 78   0.45572    Sep 92   0.72648
Sep 35       0.55375    Oct 50   0.36254    Oct 64   0.77341    Oct 78   0.40966    Oct 92   0.73445
Oct 35       0.58826    Nov 50   0.36601    Nov 64   0.76691    Nov 78   0.41938    Nov 92    0.7596
Nov 35       0.61492    Dec 50   0.36549    Dec 64   0.75795    Dec 78   0.41057    Dec 92   0.76221
Dec 35       0.64221    Jan 51   0.39315    Jan 65   0.78856    Jan 79   0.43256    Jan 93   0.77391
Jan 36       0.68625    Feb 51   0.39622    Feb 65   0.79102    Feb 79   0.41961    Feb 93   0.77799
Feb 36       0.70043    Mar 51   0.37209    Mar 65   0.77269    Mar 79   0.42795    Mar 93    0.7904
Mar 36       0.61804    Apr 51   0.38714    Apr 65    0.7969    Apr 79   0.43001    Apr 93    0.7712
Apr 36       0.67146    May 51   0.37861    May 65   0.79239    May 79   0.42254    May 93   0.79404
May 36       0.59807    Jun 51   0.35648    Jun 65   0.74207    Jun 79   0.42871    Jun 93   0.79303
Jun 36         0.609    Jul 51   0.37732    Jul 65   0.75519    Jul 79     0.433    Jul 93   0.79316
Jul 36       0.64673    Aug 51   0.38884    Aug 65   0.77377    Aug 79   0.45617    Aug 93   0.82528
Aug 36        0.6523    Sep 51   0.37858    Sep 65   0.78271    Sep 79   0.44365    Sep 93   0.81826
Sep 36       0.65915    Oct 51   0.37111    Oct 65   0.80433    Oct 79   0.41407    Oct 93    0.8348
Oct 36       0.69985    Nov 51   0.37072    Nov 65   0.80139    Nov 79   0.43527    Nov 93    0.8226
Nov 36       0.71794    Dec 51   0.37079    Dec 65    0.7905    Dec 79   0.43405    Dec 93   0.83452
Dec 36       0.71625    Jan 52   0.37819    Jan 66   0.79348    Jan 80   0.47113    Jan 94   0.86708
Jan 37       0.74057    Feb 52   0.36904    Feb 66   0.78323    Feb 80   0.46927    Feb 94   0.84228
Feb 37       0.74902    Mar 52   0.37651    Mar 66   0.74784    Mar 80   0.40894    Mar 94   0.79621
Mar 37       0.68048    Apr 52   0.36131    Apr 66   0.76468    Apr 80    0.4273    Apr 94   0.80417
Apr 37        0.6314    May 52   0.36954    May 66   0.72593    May 80   0.44858    May 94   0.81001
May 37       0.62444    Jun 52   0.37634    Jun 66    0.7016    Jun 80   0.45344    Jun 94   0.77759
Jun 37       0.59785    Jul 52   0.38017    Jul 66   0.69459    Jul 80   0.48346    Jul 94   0.79887
Jul 37       0.64699    Aug 52   0.37639    Aug 66   0.64372    Aug 80   0.49044    Aug 94    0.8284
Aug 37       0.61682    Sep 52   0.36716    Sep 66   0.62456    Sep 80   0.49685    Sep 94   0.80018
Sep 37       0.53414    Oct 52    0.3658    Oct 66   0.65089    Oct 80   0.50403    Oct 94   0.81019
Oct 37        0.4866    Nov 52   0.38057    Nov 66   0.65818    Nov 80   0.55107    Nov 94    0.7765
Nov 37       0.44353    Dec 52   0.38332    Dec 66   0.64788    Dec 80   0.52012    Dec 94    0.7706
Dec 37       0.42341    Jan 53   0.37867    Jan 67    0.7181    Jan 81   0.50067    Jan 95   0.79348
Jan 38       0.54514    Feb 53   0.37662    Feb 67   0.72354    Feb 81   0.50514    Feb 95   0.82335
Feb 38       0.56617    Mar 53   0.36554    Mar 67   0.74096    Mar 81   0.50829    Mar 95   0.83226
Mar 38       0.49662    Apr 53   0.35633    Apr 67   0.76994    Apr 81   0.50181    Apr 95   0.84932
Apr 38       0.54326    May 53   0.36772    May 67   0.73744    May 81   0.50509    May 95   0.86525
May 38       0.52836    Jun 53   0.34509    Jun 67   0.74344    Jun 81    0.4855    Jun 95   0.89989
Jun 38       0.61434    Jul 53   0.35201    Jul 67   0.77665    Jul 81   0.48447    Jul 95    0.9348
Jul 38        0.6471    Aug 53   0.33823    Aug 67    0.7712    Aug 81    0.4583    Aug 95   0.94151
Aug 38       0.63245    Sep 53   0.33239    Sep 67   0.78362    Sep 81   0.41599    Sep 95   0.96557
Sep 38       0.63246    Oct 53   0.34547    Oct 67   0.76195    Oct 81   0.43527    Oct 95   0.96054
Oct 38       0.67291    Nov 53   0.35089    Nov 67   0.76565    Nov 81   0.45113    Nov 95   1.00055
Nov 38       0.66219    Dec 53   0.34911    Dec 67   0.77829    Dec 81   0.42793    Dec 95   1.00778
Dec 38        0.6786

            Value      Date
Latest    117.42%    Mar-97
Maximum   124.68%    Feb-97
Average    55.87%
Median     55.62%
Minimum    24.32%    Apr-42

Shaded areas represent Bear Markets.
The Market Value of Equities includes the market value of the New York, American and Nasdaq Stock Exchanges.
Sources: The New York Stock Exchange; The American Stock Exchange; The National
Association of Securities Dealers; TheBureau of Economic Analysis
Copyright (c) 1997 CRANDALL, PIERCE & COMPANY


  One would have to either be wildly optimistic about big caps or very naive to expect a continuation of what we have seen. A new survey by Montgomery Asset Management found mutual fund owners expecting 26% per year from their funds over the next decade, far more than the 10% long term average for stocks. It is ironic that investors are so optimistic today, when all appears "perfect," versus fifteen years ago, when little was going right and they were very pessimistic. We all know what has transpired in these fifteen years and today, at least for the big caps, we are left with unprecedented valuations. When valuations become excessive, investors justify the situation with rational arguments showing why the future will be different from the past. Warren Buffet said, "You pay a high price for a rosy outlook." Indeed.

  Despite our obvious negative bias toward big caps, particularly the top 100 of the S&P 500, we are not holed-up waiting for Armageddon. In fact, we have been quite active in the less traveled portion of the stock market. Strong, niche companies with solid balance sheets are trading up to five multiple points lower than the S&P 500. Expected growth rates are twice to three times that of the S&P 500 over the next three to five years. There is strong relative value in these stocks and we are more confident than ever that these investments will, once again, outperform the large caps over a reasonable investment time horizon. As the performance wanes in the S&P 500, investors should refocus on smaller caps and Fiduciary Capital Growth Fund shareholders should benefit.

  Thank you for your continued confidence in the Fund.

Sincerely,

/s/ Ted D. Kellner               /s/ Donald S. Wilson

Ted D. Kellner, C.F.A.           Donald S. Wilson, C.F.A.
President                        Vice President

             225 E. Mason St.   Milwaukee, WI  53202   414-226-4555

Fiduciary Capital Growth Fund, Inc.
STATEMENT OF NET ASSETS
June 30, 1997 (Unaudited)

                                                                     QUOTED
                                                                     MARKET
    SHARES                                                        VALUE (B)<F2>
    ------                                                        ---------

COMMON STOCKS -- 94.1% (A)<F1>
            BANKS/SAVINGS & LOANS -- 3.4%
    24,000  Marshall & Ilsley Corp.                                $975,000
    25,000  Southwest Bancorporation
              of Texas, Inc.                                        690,625
                                                                -----------
                                                                  1,665,625

            CHEMICAL/SPECIALTY MATERIALS -- 2.5%
    12,500  Minerals Technologies Inc.                              468,750
    23,000  OM Group, Inc.                                          761,875
                                                                -----------
                                                                  1,230,625

            CONSUMER PRODUCTS-NON-DURABLES -- 3.3%
    60,000  Jostens, Inc.                                         1,605,000

            CONSUMER SERVICES -- 1.4%
     2,100  Grey Advertising Inc.                                   693,000

            DISTRIBUTION -- 7.2%
    17,000  Arrow Electronics, Inc.                                 903,125
    33,500  Black Box Corp.                                       1,348,375
    26,500  Fisher Scientific
              International Inc.                                  1,258,750
                                                                -----------
                                                                  3,510,250

            ELECTRONICS -- 7.5%
    27,600  Berg Electronics Corp.                                  991,889
    19,700  Fluke Corp.                                           1,167,225
    42,000  Methode Electronics, Inc.                               834,750
    29,000  Tollgrade Communications Inc.                           663,375
                                                                -----------
                                                                  3,657,239

            ENERGY/ENERGY SERVICES -- 5.3%
    40,000  Burlington Resources Inc.                             1,765,000
    21,000  Noble Affiliates, Inc.                                  812,448
                                                                -----------
                                                                  2,577,448
            HEALTH INDUSTRIES -- 12.1%
    55,000  Covance Inc.                                          1,062,215
    30,000  Dentsply International Inc.                           1,470,000
    48,800  Haemonetics Corp.                                       933,300
    10,000  Patterson Dental Co.                                    343,130
    28,600  Quest Diagnostics Incorporated                          588,102
    38,000  Sybron International Corp.                            1,515,250
                                                                -----------
                                                                  5,911,997

            INSURANCE -- 3.0%
    48,000  Old Republic
              International Corp.                                 1,455,024

            LEISURE/RESTAURANTS -- 1.8%
    25,000  International Game Technology                           443,750
    48,500  Ryan's Family
              Steak Houses, Inc.                                    415,305
                                                                -----------
                                                                    859,055

            MEDIA/COMMUNICATION -- 3.3%
    30,000  Comcast Corp. Special Cl A NV                           641,250
    40,000  Cox Communications, Inc.                                960,000
                                                                -----------
                                                                  1,601,250

            MISCELLANEOUS-BUSINESS SERVICES -- 1.4%
    18,000  G & K Services, Inc.                                    670,500

            MISCELLANEOUS-CONSUMER
              MANUFACTURING -- 1.0%
    10,000  Harley-Davidson, Inc.                                   479,380

            MISCELLANEOUS-FINANCE -- 5.5%
    14,500  Financial Security Assurance
              Holdings Ltd.                                         564,601
    40,000  Fannie Mae                                            1,745,000
    10,000  Sirrom Capital Corp.                                    345,000
                                                                -----------
                                                                  2,654,601

            MISCELLANEOUS-TECHNOLOGY
              MANUFACTURING -- 7.1%
    14,500  Corning Inc.                                            806,562
    24,000  Raychem Corp.                                         1,785,000
    29,500  W. H. Brady Co.                                         855,500
                                                                -----------
                                                                  3,447,062

            PAPER/PACKAGING -- 4.0%
    18,000  AptarGroup, Inc.                                        814,500
    21,800  Liqui-Box Corp.                                         735,750
    22,000  Wausau Paper Mills Co.                                  415,250
                                                                -----------
                                                                  1,965,500

            POLLUTION CONTROL -- 3.1%
    46,000  Browning-Ferris Industries, Inc.                      1,529,500

            PRODUCER MANUFACTURING -- 8.9%
    14,000  Belden Inc.                                             476,882
    30,000  Cuno Inc.                                               502,500
    20,500  Pall Corp.                                              476,625
    57,000  Regal-Beloit Corp.                                    1,492,716
    57,000  Watts Industries, Inc.                                1,368,000
                                                                -----------
                                                                  4,316,723

            RETAIL TRADE -- 8.8%
    53,000  Casey's General Stores, Inc.                          1,141,143
    58,000  Family Dollar Stores, Inc.                            1,580,500
    30,000  Mac Frugal's Bargains o
              Close-outs Inc.                                       817,500
    22,000  Pep Boys-Manny, Moe & Jack                              749,386
                                                                -----------
                                                                  4,288,529

            SOFTWARE/SERVICE -- 3.5%
    19,600  First Data Corp.                                        861,185
    17,600  SunGard Data Systems Inc.                               818,400
                                                                -----------
                                                                  1,679,585
                                                                -----------
            Total common stocks                                  45,797,893

                                                                     QUOTED
 PRINCIPAL                                                           MARKET
    AMOUNT                                                        VALUE (B)<F2>
 ---------                                                        ---------

VARIABLE RATE DEMAND NOTES -- 5.9% (A)<F1>
  $303,904  American Family
              Financial Services                                    303,904
 1,800,000  Johnson Controls, Inc.                                1,800,000
   770,000  Wisconsin Electric
              Power Company                                         770,000
                                                                -----------
            Total variable rate
              demand notes                                        2,873,904
                                                                -----------
            Total investments                                    48,671,797
            Liabilities, less cash and
              receivables (0.0%) (A)<F1>                           (23,377)
                                                                -----------
            NET ASSETS                                          $48,648,420
                                                                ===========

            Net Asset Value Per Share
              ($0.01 par value
              10,000,000 shares
              authorized), offering
              and redemption price
              ($48,648,420 / 2,064,609
              shares outstanding)                                    $23.56
                                                                     ======

  (a)<F1>Percentages for the various classifications relate to net assets.
  (b)<F2>Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments are valued at cost which approximates quoted market value.

                      FIDUCIARY CAPITAL GROWTH FUND, INC.
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202

                               BOARD OF DIRECTORS
                                 BARRY K. ALLEN
                                 TED D. KELLNER
                                THOMAS W. MOUNT
                                DONALD S. WILSON

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202

                           CUSTODIAN, TRANSFER AGENT
                         AND DIVIDEND DISBURSING AGENT
                             FIRSTAR TRUST COMPANY
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                            INDEPENDENT ACCOUNTANTS
                              PRICE WATERHOUSE LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                          Milwaukee, Wisconsin  53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                          Milwaukee, Wisconsin  53202